CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 526,467	$ 355,933
Short-term bank deposits	256,953	354,472
Marketable securities	36,356	283,016
Trade receivables (net of allowance for credit losses of $6 and $0 at December 31, 2023 and 2024, respectively)	328,465	186,472
Prepaid expenses and other current assets	45,292	31,550
Total current assets	1,193,533	1,211,443
LONG-TERM ASSETS:
Marketable securities	21,345	324,548
Property and equipment, net	19,581	16,494
Intangible assets, net	534,726	20,202
Goodwill	1,317,374	153,241
Other long-term assets	258,531	214,816
Deferred tax assets	3,305	81,464
Total long-term assets	2,154,862	810,765
TOTAL ASSETS	3,348,395	2,022,208
CURRENT LIABILITIES:
Trade payables	23,671	10,971
Employees and payroll accruals	133,400	95,538
Accrued expenses and other current liabilities	53,486	36,562
Convertible senior notes, net	0	572,340
Deferred revenues	596,874	409,219
Total current liabilities	807,431	1,124,630
LONG-TERM LIABILITIES:
Deferred revenues	95,190	71,413
Other long-term liabilities	75,970	33,839
Total long-term liabilities	171,160	105,252
TOTAL LIABILITIES	978,591	1,229,882
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value – Authorized: 250,000,000 shares at December 31, 2023 and 2024; Issued and outstanding: 42,255,336 shares and 49,426,711 shares at December 31, 2023 and 2024, respectively	130	111
Additional paid-in capital	2,494,158	827,260
Accumulated other comprehensive income (loss)	2,173	(1,849)
Accumulated deficit	(126,657)	(33,196)
Total shareholders' equity	2,369,804	792,326
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,348,395	$ 2,022,208